Warrants - Series A-1 Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2011	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020	Jul. 07, 2020	Mar. 31, 2015
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Exercise price of warrants						$ 11.50
Sale of Private Placement Warrants (in shares)			1,353,062	24,333,365		7,520,000
Warrant liabilities				$ 1,130
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds from first sale of shares			$ 50,000
Sale of Private Placement Warrants (in shares)			522,009		522,009
Warrant liabilities					$ 11,500
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series A-1 redeemable convertible preferred stock ("Series A-1")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Exercise price of warrants		$ 4.44					$ 4.44
Gross proceeds from first sale of shares		$ 5,000
Quotient for calculating number of warrants exercisable		$ 300
Sale of Private Placement Warrants (in shares)							74,784
Warrants expiration term			3 years
Warrant liabilities			$ 600
Shares issued on Conversion of debt	52,222
Exercise of warrants			$ 900